Capital leases (Details) - USD ($)	Dec. 31, 2017	Dec. 31, 2016
Capital Leased Assets [Line Items]
Current portion of capital lease obligations	$ 3,537,466	$ 159,028
Non-current portion of capital lease obligations	38,956,553	8,971,622
Amount receivable in respect of capital leases	(2,900,000)
Capital Lease Obligations [Member]
Capital Leased Assets [Line Items]
Current portion of capital lease obligations	3,783,044	181,047
Current portion of deferred finance fees	(245,578)	(22,019)
Non-current portion of capital lease obligations	39,402,440	9,064,702
Non-current portion of deferred finance fees	(445,887)	(93,080)
Total capital lease obligations	42,494,019	9,130,650
Amount receivable in respect of capital leases	(2,880,000)	0
Net capital lease obligations	$ 39,614,019	$ 9,130,650